Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 18,483
2024	18,156
2025	17,702
2026	11,180
2027 and thereafter	22,471
Total	$ 87,992	$ 100,422